COMMITMENTS	9 Months Ended
Jan. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

13. COMMITMENTS

(a)	On July 1, 2017, the Company entered into a Strategic Management and Advisory Agreement for consulting services and investor relations services to be provided over a period of twelve months commencing July 1, 2017. In consideration, the Company will pay a total monthly fee of $3,000 cash and issue a total of 1,000,000 shares of common stock. On July 26, 2017, the Company issued 1,000,000 shares of common stock with a fair value of $250,000, which has been recorded as a prepaid expense and will be amortized over the term of the agreement (Refer to Note 15). During the nine months ended January 31, 2018, the Company recognized $145,833 of consulting expense.

(b)	On November 8, 2017, the Company entered into a Financial Advisor Agreement with an unrelated third party for consulting services and investor relations services to be provided over a period of three months commencing November 8, 2017. In consideration, the Company will pay an initial fee of $20,000 cash. In addition, if the Company closes any transactions made with any introduction made by the unrelated third party, the Company shall pay an industry-standard cash fee of 10% on all equity or equity-linked capital invested, which will be recorded as debt financing costs. On November 27, 2017, entered into and closed on a Securities Purchase Agreement (refer to Note 10) whereby the introduction was made by the unrelated third party. During the nine months ended January 31, 2018, the Company recognized $50,000 of debt financing costs (refer to Note 10).

(c)	On December 19, 2017, the Company entered into a Business Development Consultant Agreement for consulting services to be provided over a period of twelve months commencing December 19, 2017. In consideration, the Company will pay a total monthly fee of 10,000 GBP cash and issue a total of 2,000,000 shares of common stock. Subsequent to January 31, 2018, the Company issued 2,000,000 shares of common stock with a fair value of $660,000. During the nine months ended January 31, 2018, the Company recognized $660,000 of consulting expense.

(d)	On January 4, 2018, the Company entered into an Equity Research Service Agreement for investor relations services to be provided over a period of twelve months commencing January 4, 2017. In consideration, the Company will issue a total of 150,000 shares of common stock. On January 16, 2017, the Company issued 150,000 shares of common stock with a fair value of $57,000, which has been recorded as a prepaid expense and will be amortized over the term of the agreement. During the nine months ended January 31, 2018, the Company recognized $4,750 of consulting expense.